________________________________________________________________________________


                             NEW PROVIDENCE CAPITAL
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust






                               ANNUAL REPORT 1999


                           FOR THE YEAR ENDED MAY 31,






                               INVESTMENT ADVISOR
                    New Providence Capital Management, L.L.C.
                        2859 Paces Ferry Road, Suite 2125
                             Atlanta, Georgia 30339


                       NEW PROVIDENCE CAPITAL GROWTH FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863




                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

[New Providence Capital Management, L.L.C. letterhead]


Dear Investors,

The New Providence Capital Growth Fund uses a disciplined approach to investing that attempts to identify medium sized growth companies that are developing into tomorrow's blue chip enterprises. Our goal is to build a focused portfolio of companies that will provide consistent earnings growth above the market average with stock valuations below the market average. Through June, our portfolio had met these objectives: the average expected 5 year earnings growth rate of companies held by the fund was approximately 20.4% (above the market average); the average price/earnings ratio of these companies was 25 times 1999 earnings (below the market average).


                               FISCAL YEAR RESULTS
                               -------------------

The stock market in 1998 was dominated by only a few of the largest companies in the U.S., until the 4th quarter. Because the fund concentrates its investments in reasonably priced mid-cap growth stocks, this negatively impacted our fiscal year results (see attached graph). The fund's performance, through the 3rd quarter of 1998, was also negatively impacted by its focus in consumer cyclical stocks, as fears gathered that the Asian crisis might drag the U.S. into recession.


                              NEAR TERM PERFORMANCE
                              ---------------------

Beginning in October of 1998, the market began to broaden, with small and medium sized companies finally participating in the market rally. The same consumer cyclical stocks that led the market down during the 3rd quarter of 1998 led the market upward during the 4th quarter. Although our fiscal year performance lagged the S&P 400 Mid-Cap Index, we have exceeded the benchmark since this broadening began. From the 4th quarter of 1998 until the date of this writing (7/2/99), the Fund returned 44.3%, versus 36.7% for the S&P 400 Mid-Cap Index (and 36.8% for the S&P 500 Index). This performance has been achieved through not deviating from our long-term discipline of investing in only those companies meeting our strict quantitative and fundamental requirements. Namely, we are looking for companies with strong business philosophies that have consistently delivered earnings growth above expectations while selling at discounts to their competitors and the overall market.

Looking forward to the rest of 1999, we hope that the participation of medium sized companies continues. Because these stocks, as a general rule, have under-performed the broad market since November of 1997, New Providence believes that they currently offer the superior relative investment value.

Thank you for the opportunity to serve you.


John Donaldson
Kyle Tomlin
Shannon Coogle


New Providence Capital Management, L.L.C.
Atlanta, Georgia

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                    Performance Update - $10,000 Investment
    For the period from September 29, 1997 (Date of Initial Public Offering)
                                 to May 31, 1999


     --------------------------------------------------------------------
                    New Providence
      Period        Capital Growth       Lipper Growth       S&P 400
      Ended         Fund                 Fund Index          Midcap Index
     --------------------------------------------------------------------

      9/29/97         $10,000              $10,000             $10,000
     11/30/97           9,683                9,900               9,701
      2/28/98          10,440               10,910              10,703
      5/31/98          10,176               11,215              10,877
      8/31/98           7,775                9,717               8,564
     11/30/98           9,265               11,742              10,707
      2/28/99          10,137               12,815              10,929
      5/31/99          10,296               13,443              12,173


This graph depicts the performance of the New Providence Capital Growth Fund versus the Lipper Growth Fund Index and the S&P 400 Midcap Index. It is
important to note that the New Providence Capital Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Returns

----------------------------
  One Year      Since IPO
----------------------------
   1.18%          1.76%
----------------------------


The graph assumes an initial $10,000 investment at September 29, 1997. All dividends and distributions are reinvested.

At May 31, 1999, the New Providence Capital Growth Fund would have grown to $10,296 - total investment return of 2.96% since September 29, 1997.

At May 31, 1999, a similar investment in the Lipper Growth Fund Index would have grown to $13,443 - total investment return of 34.43%; and the S&P 400 Midcap Index would have grown to $12,173 - total investment return of 21.73%, since September 29, 1997. The S&P 400 Midcap Index replaces the S&P 500 Total Return Index used in the prior year's annual report graph for illustrative purposes because the Investment Advisor feels that the S&P 400 Midcap Index is a more accurate comparison to the New Providence Capital Growth Fund's investment strategy than the S&P 500 Total Return Index. For the fiscal year ended May 31, 1999, the investment in the New Providence Capital Growth Fund would have increased in value by $120; the investment in the S&P 400 Midcap Index would have increased in value by $1,296; while the investment in the S&P 500 Total Return Index would have increased in value by $2,431.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.80%

       Aerospace & Defense - 2.76%
         (a)Gulfstream Aerospace Corporation .......................................                  10,300             $   636,025
                                                                                                                         -----------

       Apparel Manufacturing - 2.77%
         (a)Tommy Hilfiger Corporation .............................................                   8,500                 638,031
                                                                                                                         -----------

       Beverages - 2.23%
            Adolph Coors Company ...................................................                  10,800                 513,000
                                                                                                                         -----------

       Building Materials - 2.32%
         (a)Jacobs Engineering Group Inc. ..........................................                  14,400                 535,500
                                                                                                                         -----------

       Commercial Services - 2.30%
         (a)Sterling Commerce, Inc. ................................................                  13,600                 528,700
                                                                                                                         -----------

       Computers - 4.96%
            National Computer Systems, Inc. ........................................                  15,500                 484,375
         (a)Sun Microsystems, Inc. .................................................                  11,000                 657,250
                                                                                                                         -----------
                                                                                                                           1,141,625
                                                                                                                         -----------
       Computer Software & Services - 6.27%
         (a)BMC Software, Inc. .....................................................                  14,500                 716,844
         (a)Network Associates, Inc. ...............................................                  10,200                 149,812
         (a)Oracle Corporation .....................................................                  23,250                 576,891
                                                                                                                         -----------
                                                                                                                           1,443,547
                                                                                                                         -----------
       Educational Services - 2.70%
         (a)ITT Educational Services, Inc. .........................................                  26,100                 621,506
                                                                                                                         -----------

       Electronics - 6.03%
         (a)Lexmark International Group, Inc. ......................................                  10,200               1,388,475
                                                                                                                         -----------

       Entertainment - 4.31%
            Carnival Corporation ...................................................                  24,200                 992,200
                                                                                                                         -----------

       Financial Services - 7.14%
            Capital One Financial Corporation ......................................                   7,200               1,084,950
            Freddie Mac ............................................................                   9,600                 559,800
                                                                                                                         -----------
                                                                                                                           1,644,750
                                                                                                                         -----------
       Hand & Machine Tools - 5.20%
            Danaher Corporation ....................................................                  19,800               1,196,663
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Medical Supplies - 4.36%
            Bergen Brunswig Corporation ............................................                  20,700             $   455,400
         (a)Genzyme Corporation ....................................................                  13,500                 547,594
                                                                                                                         -----------
                                                                                                                           1,002,994
                                                                                                                         -----------
       Medical - Biotechnology - 6.90%
         (a)Amgen Inc. .............................................................                   8,500                 537,625
         (a)Roberts Pharmaceutical Corporation .....................................                  55,300               1,050,700
                                                                                                                         -----------
                                                                                                                           1,588,325
                                                                                                                         -----------
       Medical - Hospital Management & Services - 2.58%
         (a)Wellpoint Health Networks Inc. .........................................                   7,200                 593,550
                                                                                                                         -----------

       Restaurants & Food Service - 5.57%
         (a)Outback Steakhouse, Inc. ...............................................                  35,750               1,282,531
                                                                                                                         -----------

       Retail - Apparel - 6.01%
         (a)Just For Feet, Inc. ....................................................                  32,000                 244,000
            Intimate Brands, Inc. ..................................................                  11,800                 611,387
            The TJX Companies, Inc. ................................................                  17,600                 528,000
                                                                                                                         -----------
                                                                                                                           1,383,387
                                                                                                                         -----------
       Retail - Department Stores - 2.22%
            Dayton Hudson Corporation ..............................................                   8,100                 510,300
                                                                                                                         -----------

       Retail - Grocery - 2.02%
         (a)Safeway Inc. ...........................................................                  10,000                 465,000
                                                                                                                         -----------

       Retail - Specialty Line - 6.49%
         (a)Office Depot, Inc. .....................................................                  44,250                 923,719
            Tiffany & Co. ..........................................................                   6,900                 571,838
                                                                                                                         -----------
                                                                                                                           1,495,557
                                                                                                                         -----------
       Scientific & Technical Instrument - 5.44%
         (a)Waters Corporation .....................................................                  12,700               1,252,537
                                                                                                                         -----------

       Telecommunications - 2.07%
            CenturyTel, Inc. .......................................................                  12,450                 476,991
                                                                                                                         -----------

       Telecommunications Equipment - 3.08%
         (a)ADC Telecommunications, Inc. ...........................................                  14,500                 708,687
                                                                                                                         -----------

       Textiles - 1.81%
         (a)Shaw Industries, Inc. ..................................................                  24,700                 416,813
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Transportation - Miscellaneous - 2.26%
         (a)Swift Transportation Co., Inc. .........................................                  28,500             $   521,017
                                                                                                                         -----------

       Total Common Stocks (Cost $21,146,262) ......................................                                      22,977,711
                                                                                                                         -----------


INVESTMENT COMPANY - 0.19%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares
            (Cost $44,229) .........................................................                  44,229                  44,229
                                                                                                                         -----------


Total Value of Investments (Cost $21,190,491 (b)) ..................................                          99.99%     $23,021,940
Other Assets Less Liabilities ......................................................                           0.01%           1,765
                                                                                                             ------      -----------
       Net Assets ..................................................................                         100.00%     $23,023,705
                                                                                                             ======      ===========




       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation ...................................................................                 $ 3,306,031
            Unrealized depreciation ...................................................................                  (1,474,582)
                                                                                                                        -----------

                            Net unrealized appreciation ...............................................                 $ 1,831,449
                                                                                                                        ===========











See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1999


ASSETS
       Investments, at value (cost $21,190,491) .........................................................                $23,021,940
       Cash .............................................................................................                        389
       Income receivable ................................................................................                      7,315
       Deferred organization expenses, net (note 4) .....................................................                     22,305
                                                                                                                         -----------

            Total assets ................................................................................                 23,051,949
                                                                                                                         -----------

LIABILITIES
       Accrued expenses .................................................................................                     28,244
                                                                                                                         -----------


NET ASSETS
       (applicable to 1,972,232 shares outstanding; unlimited
        shares of $0.01 par value beneficial interest authorized) .......................................                $23,023,705
                                                                                                                         ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($23,023,705 / 1,972,232 shares) .................................................................                     $11.67
                                                                                                                         ===========


NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................                $21,047,643
       Undistributed net realized gain on investments ...................................................                    144,613
       Net unrealized appreciation on investments .......................................................                  1,831,449
                                                                                                                         -----------
                                                                                                                         $23,023,705
                                                                                                                         ===========













See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                       Year ended May 31, 1999



INVESTMENT LOSS

       Income
            Dividends .....................................................................................               $  62,025
                                                                                                                          ---------


       Expenses
            Investment advisory fees (note 2) .............................................................                 163,383
            Fund administration fees (note 2) .............................................................                  27,230
            Distribution fees (note 3) ....................................................................                  54,461
            Custody fees ..................................................................................                   3,410
            Registration and filing administration fees (note 2) ..........................................                   4,328
            Fund accounting fees (note 2) .................................................................                  27,000
            Audit fees ....................................................................................                  10,000
            Legal fees ....................................................................................                   9,749
            Securities pricing fees .......................................................................                   2,424
            Shareholder recordkeeping fees ................................................................                   8,894
            Shareholder servicing expenses ................................................................                   2,925
            Registration and filing expenses ..............................................................                  13,055
            Printing expenses .............................................................................                   4,000
            Amortization of deferred organization expenses (note 4) .......................................                   5,417
            Trustee fees and meeting expenses .............................................................                   3,500
            Other operating expenses ......................................................................                   3,458
                                                                                                                          ---------

                  Total expenses ..........................................................................                 343,234
                                                                                                                          ---------


                       Net investment loss ................................................................                (281,209)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 144,609
       Increase in unrealized appreciation on investments .................................................                 395,630
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 540,239
                                                                                                                          ---------

                  Net increase in net assets resulting from operations ....................................               $ 259,030
                                                                                                                          =========












See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Year ended          Period ended
                                                                                                      May 31,              May 31,
                                                                                                       1999               1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

      Operations
              Net investment loss ...........................................................      $   (281,209)       $   (156,113)
              Net realized gain from investment transactions ................................           144,609             209,061
              Increase in unrealized appreciation on investments ............................           395,630           1,435,819
                                                                                                   ------------        ------------

                     Net increase in net assets resulting from operations ...................           259,030           1,488,767
                                                                                                   ------------        ------------

      Distributions to shareholders from
              Net realized gain from investment transactions ................................           (52,944)                  0
                                                                                                   ------------        ------------

      Capital share transactions
              (Decrease) increase in net assets resulting from capital share transactions (b)          (346,158)         21,675,010
                                                                                                   ------------        ------------

                         Total (decrease) increase in net assets ............................          (140,072)         23,163,777

NET ASSETS

      Beginning of period ...................................................................        23,163,777                   0
                                                                                                   ------------        ------------

      End of period .........................................................................      $ 23,023,705        $ 23,163,777
                                                                                                   ============        ============



(b) A summary of capital share activity follows:
                                                           -------------------------------------------------------------------------
                                                                      Year ended                             Period ended
                                                                     May 31, 1999                          May 31, 1998 (a)

                                                              Shares              Value               Shares              Value
                                                           -------------------------------------------------------------------------

Shares sold ...........................................           9,828        $    108,932           2,002,953        $ 21,687,588
Shares issued for reinvestment
      of distributions ................................           4,492              52,468                   0                   0
                                                           ------------        ------------        ------------        ------------

                                                                 14,320             161,400           2,002,953        $ 21,687,588

Shares redeemed .......................................         (43,923)           (507,558)             (1,118)            (12,578)
                                                           ------------        ------------        ------------        ------------

      Net (decrease) increase .........................         (29,603)       $   (346,158)          2,001,835        $ 21,675,010
                                                           ============        ============        ============        ============


(a) For the period from July 11, 1998 (commencement of operations) to May 31, 1998.






See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year ended        Period ended
                                                                                                   May 31,            May 31,
                                                                                                    1999             1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................                              $11.57             $11.37 (b)

       Income (loss) from investment operations
            Net investment loss .......................................                               (0.14)             (0.08)
            Net realized and unrealized gain on investments ...........                                0.27               0.28
                                                                                                -----------        -----------

                  Total from investment operations ....................                                0.13               0.20
                                                                                                -----------        -----------

       Distributions to shareholders from
            Net realized gain from investment transactions ............                               (0.03)              0.00
                                                                                                -----------        -----------


Net asset value, end of period ........................................                              $11.67             $11.57
                                                                                                ===========        ===========


Total return ..........................................................                                1.18 %             1.76 %
                                                                                                ===========        ===========


Ratios/supplemental data

       Net assets, end of period ......................................                         $23,023,705        $23,163,777
                                                                                                ===========        ===========

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees ......................                       1.58 %             1.79 % (c)
            After expense reimbursements and waived fees .......................                       1.58 %             1.62 % (c)

       Ratio of net investment loss to average net assets
            Before expense reimbursements and waived fees ......................                      (1.29)%            (1.41)% (c)
            After expense reimbursements and waived fees .......................                      (1.29)%            (1.24)% (c)


       Portfolio turnover rate .................................................                     148.37 %            57.27 %


(a)    For the period from September 29, 1997 (date of initial public offering) to May 31, 1998.

(b)    Includes  undistributed  net investment loss of $0.02 per share and  undistributed net realized and unrealized gains of $1.39 per share, both of which were earned from July 11, 1997 (commencement of operations) through September 29, 1997.

(c)    Annualized.





See accompanying notes to financial statements

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The New Providence Capital Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of The New Providence
         Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth, consisting of both realized and unrealized capital gains. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a portfolio of equity securities traded on domestic U.S. exchanges or on over-the-counter markets. The Fund began operations on July 11, 1997. As of May 31, 1999, one shareholder of record owned
         93.96% of the outstanding shares of the Fund. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

                                                                     (Continued)

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, New Providence Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $50,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

                                                                     (Continued)

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $32,084,763 and $32,078,021, respectively, for the year ended May 31, 1999.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent short-term capital gain to its shareholders. The total amount of $.03 per share distributions for the year ended May 31, 1999, was classified as short-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The New Providence Investment Trust and Shareholders of New Providence Capital Growth Fund:

We have audited the accompanying statement of assets and liabilities of New Providence Capital Growth Fund (the "Fund"), including the schedule of investments, as of May 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Providence Capital Growth Fund as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

Pittsburgh, Pennsylvania
June 18, 1999

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                              INSTITUTIONAL SHARES


                               ANNUAL REPORT 1999


                           FOR THE PERIOD ENDED MAY 31






                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

ATLANTA INVESTMENT COUNSEL, L.L.C.
              Manager of the Wisdom Fund [letterhead]



July 1, 1999

As I write this first letter to shareholders of the Wisdom Fund, I feel that I should once again point out the reasons why our firm decide on a mutual fund that would attempt to invest in the securities known to be owned by Berkshire Hathaway Holding (BHH).

         1. With a market cap of over $110 billion, BHH is priced at a substantial premium to the net asset value of the companies in its portfolio. By acquiring Gillette by buying BHH, it is like paying 100 times earnings for Gillette. Why? The market has given BHH a price that values it far beyond the combined value of its individual stock prices by at least 60%.

         2. Because BHH is organized as a corporation, it is subject to double taxation-both at the corporate and shareholder level. The Wisdom Fund intends to qualify as an investment company allowing it to avoid double taxation.

         3. Through 1997, BHH accrued $27 billion in unrealized capital gains. As an example, BHH's $11 million investment in Washington Post was worth $999 million at the end of last year-imagine the tax bite that awaits that holding.

However, Warren Buffett is the most revered and emulated investor in the nation. He has an average gain of 25% per year for the past three decades. Over the past 12 months, BHH has fallen about 15% from its high of $84,000 in June of 1988. The premium I referenced above could be the reason for BHH's recent underperformance.

The Wisdom Fund will at times own companies not owned by BHH. Since General Re and GEICO are 100% owned by BHH, we have identified and bought publicly traded companies with similar characteristics to those companies. Those stocks are American International Group, Allstate Insurance, and 20th Century Industries.

Recent weakness in Coca-Cola, Gillette, and Walt Disney have caused our N.A.V. to drop slightly below our initial $10.00 offering price. These stocks will rebound, as they have in the past. Our portfolio consists of stocks in financial services, consumer products and media, and these sectors should grow much faster than others over the next five years.

And as Peter Lynch, former manager of Fidelity Magellan says about Warren Buffett's style of investing "His method is as true today as it was 10 years ago. It's a little harder to find the same opportunities, but his system hasn't gone out of style." I agree 100%.


C. Douglas Davenport

President & Manager

                                  WISDOM FUND

                               INSTITUTIONAL CLASS

                    Performance Update - $25,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                to May 31, 1999


        ----------------------------------------
                    Institutional   S&P 500Total
                    Class Shares    Return Index
        ----------------------------------------
          2/16/99     $25,000         $25,000
          2/28/99      25,000          24,941
          3/31/99      24,425          25,939
          4/30/99      25,275          26,943
          5/31/99      24,889          26,307


This graph depicts the performance of the Wisdom Fund Institutional Class versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


Cumulative Total Return

-----------------------
  Since Commencement
    of Operations
-----------------------
       (0.45)%
-----------------------


The graph assumes an initial $25,000 investment at February 16, 1999. All dividends and distributions are reinvested.

At May 31, 1999, the Wisdom Fund Institutional Class would have decreased to $24,889 - total investment return of (0.45)% since February 16, 1999.

At May 31, 1999, a similar investment in the S&P 500 Total Return Index would have grown to $26,307 - total investment return of 5.23% since February 16, 1999.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 60.71%

     Beverages - 16.49%
           The Coca-Cola Company .......................................................               1,200               $  82,200
                                                                                                                           ---------

     Cosmetics & Personal Care - 4.35%
            The Gillette Company .......................................................                 425                  21,675
                                                                                                                           ---------

     Entertainment - 2.20%
           The Walt Disney Company .....................................................                 375                  10,969
                                                                                                                           ---------

     Financial - Banks, Commercial - 3.21%
           Wells Fargo Company .........................................................                 400                  16,000
                                                                                                                           ---------

     Financial - Banks, Money Center - 1.66%
           Citigroup Inc. ..............................................................                 125                   8,281
                                                                                                                           ---------

     Financial Services - 11.68%
           American Express Company ....................................................                 300                  36,356
           Freddie Mac .................................................................                 375                  21,867
                                                                                                                           ---------
                                                                                                                              58,223
                                                                                                                           ---------
     Insurance - Multiline - 12.65%
           The Allstate Corporation ....................................................               1,100                  40,150
           American International Group, Inc. ..........................................                 200                  22,863
                                                                                                                           ---------
                                                                                                                              63,013
                                                                                                                           ---------
     Insurance - Property & Casualty - 7.35%
           20th Century Industries .....................................................               2,000                  36,625
                                                                                                                           ---------

     Publishing - Newspapers - 1.12%
           The Washington Post Company .................................................                  10                   5,564
                                                                                                                           ---------

           Total Common Stocks (Cost $305,205) ............................................................                  302,550
                                                                                                                           ---------


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Interest                       Maturity
                                                                             Principal        Rate            Date
------------------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT OBLIGATION - 29.99%

           United States Treasury Bill
           (Cost $149,552) .............................................     $152,000         0.00%         10/07/99         149,425
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.91%

     Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ...................................                 4,518              $   4,518
           (Cost $4,518)                                                                                                   ---------



Total Value of Investments (Cost $459,275 (a)) ........................................                 91.61%             $ 456,493
Other Assets Less Liabilities .........................................................                  8.39%                41,819
                                                                                                       ------              ---------
     Net Assets .......................................................................                100.00%             $ 498,312
                                                                                                       ======              =========


     (a)   Aggregate cost for federal income tax purposes is $461,156.  Unrealized  appreciation  (depreciation)  of investments for federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................                $   6,338
           Unrealized depreciation .......................................................................                  (11,001)
                                                                                                                          ---------

                          Net unrealized depreciation ....................................................                $  (4,663)
                                                                                                                          =========

















See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1999


ASSETS
       Investments, at value (cost $459,275) ..............................................................               $ 456,493
       Income receivable ..................................................................................                     472
       Receivable for investments sold ....................................................................                  22,957
       Due from advisor (note 2) ..........................................................................                  31,682
                                                                                                                          ---------

            Total assets ..................................................................................                 511,604
                                                                                                                          ---------

LIABILITIES
       Accrued expenses ...................................................................................                  13,292
                                                                                                                          ---------

NET ASSETS ................................................................................................               $ 498,312
                                                                                                                          =========

NET ASSETS CONSIST OF
       Paid-in capital ....................................................................................               $ 502,975
       Accumulated net realized loss on investments .......................................................                  (1,881)
       Net unrealized depreciation on investments .........................................................                  (2,782)
                                                                                                                          ---------
                                                                                                                          $ 498,312
                                                                                                                          =========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
             ($498,213 / 50,289 shares : unlimited shares of $0.01 par value
              beneficial interest authorized) .............................................................                  $ 9.91
                                                                                                                          =========

INVESTOR CLASS
       Net asset value, redemption and offering price per share
             ($99 / 10 shares : unlimited shares of $0.01 par value
              beneficial interest authorized) .............................................................                  $ 9.92
                                                                                                                          =========
       Maximum offering price per share (100 / 94.25% of $9.92) ...........................................                  $10.53
                                                                                                                          =========













See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                For the period from February 16, 1999
                                                    (commencement of operations)
                                                           to May 31, 1999


INVESTMENT INCOME

       Income
            Interest .......................................................................................               $    210
            Dividends ......................................................................................                  1,565
                                                                                                                           --------

                  Total income .............................................................................                  1,775
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..............................................................                    700
            Fund administration fees (note 2) ..............................................................                    175
            Custody fees ...................................................................................                  1,118
            Registration and filing administration fees (note 2) ...........................................                    242
            Fund accounting fees (note 2) ..................................................................                 10,500
            Audit fees .....................................................................................                  7,971
            Legal fees .....................................................................................                  3,715
            Securities pricing fees ........................................................................                    198
            Shareholder recordkeeping fees .................................................................                  3,050
            Other accounting fees (note 2) .................................................................                  1,274
            Shareholder servicing expenses .................................................................                    897
            Registration and filing expenses ...............................................................                    892
            Printing expenses ..............................................................................                  1,233
            Trustee fees and meeting expenses ..............................................................                    580
            Other operating expenses .......................................................................                  1,285
                                                                                                                           --------

                  Total expenses ...........................................................................                 33,830
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) .....................................................                (31,681)
                       Investment advisory fees waived (note 2) ............................................                   (700)
                       Fund administration fees waived (note 2) ............................................                   (175)
                       Other accounting fees waived (note 2) ...............................................                 (1,274)
                                                                                                                           --------

                  Net expenses .............................................................................                      0
                                                                                                                           --------

                       Net investment income ...............................................................                  1,775
                                                                                                                           --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investment transactions ......................................................                 (1,881)
       Increase in unrealized depreciation on investments ..................................................                 (2,782)
                                                                                                                           --------

            Net realized and unrealized loss on investments ................................................                 (4,663)
                                                                                                                           --------

                  Net decrease in net assets resulting from operations .....................................               $ (2,888)
                                                                                                                           ========



See accompanying notes to financial statements

                                                            WISDOM FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Period ended
                                                                                                                         May 31,
                                                                                                                        1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income ..................................................................                      $   1,775
         Net realized loss from investment transactions .........................................                         (1,881)
         Increase in unrealized depreciation on investments .....................................                         (2,782)
                                                                                                                       ---------

              Net decrease in net assets resulting from operations ..............................                         (2,888)
                                                                                                                       ---------

     Distributions to shareholders from
         Net investment income - Institutional Class ............................................                         (1,775)
         Net investment income - Investor Class .................................................                              0 (b)
                                                                                                                       ---------

              Decrease in net assets resulting from distributions ...............................                         (1,775)
                                                                                                                       ---------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (c) ...................                        502,975
                                                                                                                       ---------

                   Total increase in net assets .................................................                        498,312

NET ASSETS

     Beginning of period ........................................................................                              0
                                                                                                                       ---------

     End of period ..............................................................................                      $ 498,312
                                                                                                                       =========

(c) A summary of capital share activity follows:
                                                                                                ------------------------------------
                                                                                                            Period ended
                                                                                                          May 31, 1999 (a)

                                                                                                     Shares              Value
                                                                                                ------------------------------------
-------------------------------------
         INSTITUTIONAL CLASS
-------------------------------------
Shares sold ......................................................................                     50,110          $ 501,100
Shares issued for reinvestment of distributions ..................................                        179              1,775
                                                                                                    ---------          ---------
                                                                                                       50,289            502,875
Shares redeemed ..................................................................                          0                  0
                                                                                                    ---------          ---------
     Net increase ................................................................                     50,289          $ 502,875
                                                                                                    =========          =========

-------------------------------------
          INVESTOR CLASS
-------------------------------------
Shares sold ......................................................................                         10          $     100
Shares issued for reinvestment of distributions ..................................                          0                  0
                                                                                                    ---------          ---------
                                                                                                           10                100
Shares redeemed ..................................................................                          0                  0
                                                                                                    ---------          ---------
     Net increase ................................................................                         10          $     100
                                                                                                    =========          =========


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) A distribution from Investor Class income was paid in the amount of $0.22.



See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                                               ---------------    ---------------
                                                                                                Institutional         Investor
                                                                                                    Class              Class
                                                                                               ---------------    ---------------

                                                                                                 Period ended       Period ended
                                                                                                    May 31,            May 31,
                                                                                                   1999 (a)           1999 (a)
                                                                                                  ---------          ---------

Net asset value, beginning of period .....................................                           $10.00             $10.00

       Income from investment operations
            Net investment income ........................................                             0.04               0.02
            Net realized and unrealized loss on investments ..............                            (0.09)             (0.08)
                                                                                                  ---------          ---------
                  Total from investment operations .......................                            (0.05)             (0.06)
                                                                                                  ---------          ---------

       Distributions to shareholders from
            Net investment income ........................................                            (0.04)             (0.02)
                                                                                                  ---------          ---------


Net asset value, end of period ...........................................                           $ 9.91             $ 9.92
                                                                                                  =========          =========


Total return (b) .........................................................                            (0.45)%            (0.58)%
                                                                                                  =========          =========


Ratios/supplemental data
       Net assets, end of period .........................................                        $ 498,213          $      99
                                                                                                  =========          =========

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees ................                            23.94 % (c)        15.49 % (c)
            After expense reimbursements and waived fees .................                             0.00 % (c)         0.00 % (c)

       Ratio of net investment (loss) income to average net assets
            Before expense reimbursements and waived fees ................                           (22.69)% (c)       (14.68)% (c)
            After expense reimbursements and waived fees .................                             1.26 % (c)         0.81 % (c)


       Portfolio turnover rate ...........................................                             7.04 %             7.04 %



(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.




See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on February 16, 1999. The investment objective of the fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Fund has an unlimited number of authorized shares, which are divided into two classes Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 5.75% sales charge and bear distribution and service fees which may not exceed 0.25% of the Investor Class shares' average net assets annually. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class and a maximum of 1.40% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $700 ($0.01 per share) and reimbursed $31,681 of the operating expenses incurred by the Fund for the period ended May 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Donaldson & Co., Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. The Distributor did not retain any sales charges for the period ended May 31, 1999.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Shares' shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund did not incur any expenses under the Plan for the period ended May 31, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $330,044 and $22,957, respectively, for the period ended May 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") , including the portfolio of investments, as of May 31, 1999, and the related statement of operations for the period then ended, the statement of changes in net assets and financial highlights for the period from February 16, 1999 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 1999, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the respective stated period in conformity with generally accepted accounting principles.


/S/ Deloitte & Touche LLP
Deloitte & Touche LLP

Pittsburgh, Pennsylvania
June 18, 1999

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust



                                 INVESTOR SHARES


                               ANNUAL REPORT 1999


                           FOR THE PERIOD ENDED MAY 31






                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            2771 Carmon-on-Wesley, NW
                                    Suite 100
                             Atlanta, Georgia 30327


                                   WISDOM FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

ATLANTA INVESTMENT COUNSEL, L.L.C.
              Manager of the Wisdom Fund [letterhead]



July 1, 1999

As I write this first letter to shareholders of the Wisdom Fund, I feel that I should once again point out the reasons why our firm decide on a mutual fund that would attempt to invest in the securities known to be owned by Berkshire Hathaway Holding (BHH).

         1. With a market cap of over $110 billion, BHH is priced at a substantial premium to the net asset value of the companies in its portfolio. By acquiring Gillette by buying BHH, it is like paying 100 times earnings for Gillette. Why? The market has given BHH a price that values it far beyond the combined value of its individual stock prices by at least 60%.

         2. Because BHH is organized as a corporation, it is subject to double taxation-both at the corporate and shareholder level. The Wisdom Fund intends to qualify as an investment company allowing it to avoid double taxation.

         3. Through 1997, BHH accrued $27 billion in unrealized capital gains. As an example, BHH's $11 million investment in Washington Post was worth $999 million at the end of last year-imagine the tax bite that awaits that holding.

However, Warren Buffett is the most revered and emulated investor in the nation. He has an average gain of 25% per year for the past three decades. Over the past 12 months, BHH has fallen about 15% from its high of $84,000 in June of 1988. The premium I referenced above could be the reason for BHH's recent underperformance.

The Wisdom Fund will at times own companies not owned by BHH. Since General Re and GEICO are 100% owned by BHH, we have identified and bought publicly traded companies with similar characteristics to those companies. Those stocks are American International Group, Allstate Insurance, and 20th Century Industries.

Recent weakness in Coca-Cola, Gillette, and Walt Disney have caused our N.A.V. to drop slightly below our initial $10.00 offering price. These stocks will rebound, as they have in the past. Our portfolio consists of stocks in financial services, consumer products and media, and these sectors should grow much faster than others over the next five years.

And as Peter Lynch, former manager of Fidelity Magellan says about Warren Buffett's style of investing "His method is as true today as it was 10 years ago. It's a little harder to find the same opportunities, but his system hasn't gone out of style." I agree 100%.


C. Douglas Davenport

President & Manager

                                  WISDOM FUND

                                 INVESTOR CLASS

                    Performance Update - $10,000 Investment
       For the period from February 16, 1999 (Commencement of Operations)
                                to May 31, 1999


        ----------------------------------------
                      Investor      S&P 500Total
                    Class Shares    Return Index
        ----------------------------------------
          2/16/99      $9,425         $10,000
          2/28/99       9,425           9,976
          3/31/99       9,199          10,376
          4/30/99       9,519          10,777
          5/31/99       9,370          10,523


This graph depicts the performance of the Wisdom Fund Investor Class versus the S&P 500 Total Return Index. It is important to note that the Wisdom Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


            Cumulative Total Return

---------------------------------------------------
                              Since Commencement
                                of Operations
---------------------------------------------------
       No Sales Load               (0.58)%
---------------------------------------------------
   With 5.75% Sales Load           (6.30)%
---------------------------------------------------


The graph assumes an initial $10,000 investment at February 16, 1999 ($9,425 after maximum sales load of 5.75%). All dividends and distributions are reinvested.

At May 31, 1999, the Wisdom Fund Investor Class would have decreased to $9,370 - total investment return of (6.30)% since February 16, 1999. Without the deduction of the 5.75% maximum sales load, the Wisdom Fund Investor Class would have decreased to $9,942 - total investment return of (0.58)% since February 16, 1999. The sales load may be reduced or eliminated for larger purchases.

At May 31, 1999, a similar investment in the S&P 500 Total Return Index would have grown to $10,523 - total investment return of 5.23% since February 16, 1999.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 60.71%

     Beverages - 16.49%
           The Coca-Cola Company .......................................................               1,200               $  82,200
                                                                                                                           ---------

     Cosmetics & Personal Care - 4.35%
            The Gillette Company .......................................................                 425                  21,675
                                                                                                                           ---------

     Entertainment - 2.20%
           The Walt Disney Company .....................................................                 375                  10,969
                                                                                                                           ---------

     Financial - Banks, Commercial - 3.21%
           Wells Fargo Company .........................................................                 400                  16,000
                                                                                                                           ---------

     Financial - Banks, Money Center - 1.66%
           Citigroup Inc. ..............................................................                 125                   8,281
                                                                                                                           ---------

     Financial Services - 11.68%
           American Express Company ....................................................                 300                  36,356
           Freddie Mac .................................................................                 375                  21,867
                                                                                                                           ---------
                                                                                                                              58,223
                                                                                                                           ---------
     Insurance - Multiline - 12.65%
           The Allstate Corporation ....................................................               1,100                  40,150
           American International Group, Inc. ..........................................                 200                  22,863
                                                                                                                           ---------
                                                                                                                              63,013
                                                                                                                           ---------
     Insurance - Property & Casualty - 7.35%
           20th Century Industries .....................................................               2,000                  36,625
                                                                                                                           ---------

     Publishing - Newspapers - 1.12%
           The Washington Post Company .................................................                  10                   5,564
                                                                                                                           ---------

           Total Common Stocks (Cost $305,205) ............................................................                  302,550
                                                                                                                           ---------


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Interest                       Maturity
                                                                             Principal        Rate            Date
------------------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT OBLIGATION - 29.99%

           United States Treasury Bill
           (Cost $149,552) .............................................     $152,000         0.00%         10/07/99         149,425
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.91%

     Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ...................................                 4,518              $   4,518
           (Cost $4,518)                                                                                                   ---------



Total Value of Investments (Cost $459,275 (a)) ........................................                 91.61%             $ 456,493
Other Assets Less Liabilities .........................................................                  8.39%                41,819
                                                                                                       ------              ---------
     Net Assets .......................................................................                100.00%             $ 498,312
                                                                                                       ======              =========


     (a)   Aggregate cost for federal income tax purposes is $461,156.  Unrealized  appreciation  (depreciation)  of investments for federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................                $   6,338
           Unrealized depreciation .......................................................................                  (11,001)
                                                                                                                          ---------

                          Net unrealized depreciation ....................................................                $  (4,663)
                                                                                                                          =========

















See accompanying notes to financial statements

                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1999


ASSETS
       Investments, at value (cost $459,275) ..............................................................               $ 456,493
       Income receivable ..................................................................................                     472
       Receivable for investments sold ....................................................................                  22,957
       Due from advisor (note 2) ..........................................................................                  31,682
                                                                                                                          ---------

            Total assets ..................................................................................                 511,604
                                                                                                                          ---------

LIABILITIES
       Accrued expenses ...................................................................................                  13,292
                                                                                                                          ---------

NET ASSETS ................................................................................................               $ 498,312
                                                                                                                          =========

NET ASSETS CONSIST OF
       Paid-in capital ....................................................................................               $ 502,975
       Accumulated net realized loss on investments .......................................................                  (1,881)
       Net unrealized depreciation on investments .........................................................                  (2,782)
                                                                                                                          ---------
                                                                                                                          $ 498,312
                                                                                                                          =========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
             ($498,213 / 50,289 shares : unlimited shares of $0.01 par value
              beneficial interest authorized) .............................................................                  $ 9.91
                                                                                                                          =========

INVESTOR CLASS
       Net asset value, redemption and offering price per share
             ($99 / 10 shares : unlimited shares of $0.01 par value
              beneficial interest authorized) .............................................................                  $ 9.92
                                                                                                                          =========
       Maximum offering price per share (100 / 94.25% of $9.92) ...........................................                  $10.53
                                                                                                                          =========













See accompanying notes to financial statements

                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                For the period from February 16, 1999
                                                    (commencement of operations)
                                                           to May 31, 1999


INVESTMENT INCOME

       Income
            Interest .......................................................................................               $    210
            Dividends ......................................................................................                  1,565
                                                                                                                           --------

                  Total income .............................................................................                  1,775
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..............................................................                    700
            Fund administration fees (note 2) ..............................................................                    175
            Custody fees ...................................................................................                  1,118
            Registration and filing administration fees (note 2) ...........................................                    242
            Fund accounting fees (note 2) ..................................................................                 10,500
            Audit fees .....................................................................................                  7,971
            Legal fees .....................................................................................                  3,715
            Securities pricing fees ........................................................................                    198
            Shareholder recordkeeping fees .................................................................                  3,050
            Other accounting fees (note 2) .................................................................                  1,274
            Shareholder servicing expenses .................................................................                    897
            Registration and filing expenses ...............................................................                    892
            Printing expenses ..............................................................................                  1,233
            Trustee fees and meeting expenses ..............................................................                    580
            Other operating expenses .......................................................................                  1,285
                                                                                                                           --------

                  Total expenses ...........................................................................                 33,830
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) .....................................................                (31,681)
                       Investment advisory fees waived (note 2) ............................................                   (700)
                       Fund administration fees waived (note 2) ............................................                   (175)
                       Other accounting fees waived (note 2) ...............................................                 (1,274)
                                                                                                                           --------

                  Net expenses .............................................................................                      0
                                                                                                                           --------

                       Net investment income ...............................................................                  1,775
                                                                                                                           --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investment transactions ......................................................                 (1,881)
       Increase in unrealized depreciation on investments ..................................................                 (2,782)
                                                                                                                           --------

            Net realized and unrealized loss on investments ................................................                 (4,663)
                                                                                                                           --------

                  Net decrease in net assets resulting from operations .....................................               $ (2,888)
                                                                                                                           ========



See accompanying notes to financial statements

                                                            WISDOM FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Period ended
                                                                                                                         May 31,
                                                                                                                        1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income ..................................................................                      $   1,775
         Net realized loss from investment transactions .........................................                         (1,881)
         Increase in unrealized depreciation on investments .....................................                         (2,782)
                                                                                                                       ---------

              Net decrease in net assets resulting from operations ..............................                         (2,888)
                                                                                                                       ---------

     Distributions to shareholders from
         Net investment income - Institutional Class ............................................                         (1,775)
         Net investment income - Investor Class .................................................                              0 (b)
                                                                                                                       ---------

              Decrease in net assets resulting from distributions ...............................                         (1,775)
                                                                                                                       ---------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (c) ...................                        502,975
                                                                                                                       ---------

                   Total increase in net assets .................................................                        498,312

NET ASSETS

     Beginning of period ........................................................................                              0
                                                                                                                       ---------

     End of period ..............................................................................                      $ 498,312
                                                                                                                       =========

(c) A summary of capital share activity follows:
                                                                                                ------------------------------------
                                                                                                            Period ended
                                                                                                          May 31, 1999 (a)

                                                                                                     Shares              Value
                                                                                                ------------------------------------
-------------------------------------
         INSTITUTIONAL CLASS
-------------------------------------
Shares sold ......................................................................                     50,110          $ 501,100
Shares issued for reinvestment of distributions ..................................                        179              1,775
                                                                                                    ---------          ---------
                                                                                                       50,289            502,875
Shares redeemed ..................................................................                          0                  0
                                                                                                    ---------          ---------
     Net increase ................................................................                     50,289          $ 502,875
                                                                                                    =========          =========

-------------------------------------
          INVESTOR CLASS
-------------------------------------
Shares sold ......................................................................                         10          $     100
Shares issued for reinvestment of distributions ..................................                          0                  0
                                                                                                    ---------          ---------
                                                                                                           10                100
Shares redeemed ..................................................................                          0                  0
                                                                                                    ---------          ---------
     Net increase ................................................................                         10          $     100
                                                                                                    =========          =========


(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) A distribution from Investor Class income was paid in the amount of $0.22.



See accompanying notes to financial statements

                                                             WISDOM FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                                               ---------------    ---------------
                                                                                                Institutional         Investor
                                                                                                    Class              Class
                                                                                               ---------------    ---------------

                                                                                                 Period ended       Period ended
                                                                                                    May 31,            May 31,
                                                                                                   1999 (a)           1999 (a)
                                                                                                  ---------          ---------

Net asset value, beginning of period .....................................                           $10.00             $10.00

       Income from investment operations
            Net investment income ........................................                             0.04               0.02
            Net realized and unrealized loss on investments ..............                            (0.09)             (0.08)
                                                                                                  ---------          ---------
                  Total from investment operations .......................                            (0.05)             (0.06)
                                                                                                  ---------          ---------

       Distributions to shareholders from
            Net investment income ........................................                            (0.04)             (0.02)
                                                                                                  ---------          ---------


Net asset value, end of period ...........................................                           $ 9.91             $ 9.92
                                                                                                  =========          =========


Total return (b) .........................................................                            (0.45)%            (0.58)%
                                                                                                  =========          =========


Ratios/supplemental data
       Net assets, end of period .........................................                        $ 498,213          $      99
                                                                                                  =========          =========

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees ................                            23.94 % (c)        15.49 % (c)
            After expense reimbursements and waived fees .................                             0.00 % (c)         0.00 % (c)

       Ratio of net investment (loss) income to average net assets
            Before expense reimbursements and waived fees ................                           (22.69)% (c)       (14.68)% (c)
            After expense reimbursements and waived fees .................                             1.26 % (c)         0.81 % (c)


       Portfolio turnover rate ...........................................                             7.04 %             7.04 %



(a) For the period from February 16, 1999 (commencement of operations) to May 31, 1999.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.




See accompanying notes to financial statements

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Wisdom Fund (the "Fund"), is a diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on February 16, 1999. The investment objective of the fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Fund has an unlimited number of authorized shares, which are divided into two classes Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 5.75% sales charge and bear distribution and service fees which may not exceed 0.25% of the Investor Class shares' average net assets annually. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant  to  an  investment  advisory  agreement,  Atlanta  Investment
         Council, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.15% of the average daily net assets of the Fund's Institutional Class and a maximum of 1.40% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $700 ($0.01 per share) and reimbursed $31,681 of the operating expenses incurred by the Fund for the period ended May 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $41,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1999



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Donaldson & Co., Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. The Distributor did not retain any sales charges for the period ended May 31, 1999.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Shares' shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund did not incur any expenses under the Plan for the period ended May 31, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $330,044 and $22,957, respectively, for the period ended May 31, 1999.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of The New Providence Investment Trust and Shareholders of Wisdom Fund:

We have audited the accompanying statement of assets and liabilities of Wisdom Fund (the "Fund") , including the portfolio of investments, as of May 31, 1999, and the related statement of operations for the period then ended, the statement of changes in net assets and financial highlights for the period from February 16, 1999 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 1999, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the respective stated period in conformity with generally accepted accounting principles.


/S/ Deloitte & Touche LLP
Deloitte & Touche LLP

Pittsburgh, Pennsylvania
June 18, 1999